Unaudited Condensed Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares		Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2024	$ 181		$ 562,688	$ (1)	$ (373,749)	$ 189,119
Balance (in Shares) at Dec. 31, 2024	63,762,001
Issuance of ordinary shares upon exercise of RSUs		[1]
Issuance of ordinary shares upon exercise of RSUs (in Shares)	6,490
Share-based compensation			2,277			2,277
Unrealized gain from marketable securities				2		2
Issuance of ordinary shares due the settlement of contingent earnout		[1]					[1]
Issuance of ordinary shares due the settlement of contingent earnout (in Shares)	116,226
Issuance of ordinary shares upon exercise of options		[1]	121			121
Issuance of ordinary shares upon exercise of options (in Shares)	54,903
Net loss for the period					(27,961)	(27,961)
Balance at Jun. 30, 2025	$ 181		565,086	1	(401,710)	163,558
Balance (in Shares) at Jun. 30, 2025	63,939,620
Balance at Mar. 31, 2025	$ 181		563,975	(3)	(386,988)	177,165
Balance (in Shares) at Mar. 31, 2025	63,819,170
Issuance of ordinary shares upon exercise of RSUs		[1]
Issuance of ordinary shares upon exercise of RSUs (in Shares)	3,245
Share-based compensation			1,111			1,111
Unrealized gain from marketable securities				4		4
Issuance of ordinary shares due the settlement of contingent earnout		[1]					[1]
Issuance of ordinary shares due the settlement of contingent earnout (in Shares)	116,226
Issuance of ordinary shares upon exercise of options		[1]
Issuance of ordinary shares upon exercise of options (in Shares)	979
Net loss for the period					(14,722)	(14,722)
Balance at Jun. 30, 2025	$ 181		565,086	1	(401,710)	163,558
Balance (in Shares) at Jun. 30, 2025	63,939,620
Balance at Dec. 31, 2025	$ 198		588,301		(448,767)	139,732
Balance (in Shares) at Dec. 31, 2025	69,590,228
Issuance of ordinary shares upon exercise of RSUs		[1]
Issuance of ordinary shares upon exercise of RSUs (in Shares)	21,110
Issuance of ordinary shares per settlement with a shareholder	$ 1		777			778
Issuance of ordinary shares per settlement with a shareholder (in Shares)	450,000
Share-based compensation			1,710			1,710
Net loss for the period					(69,752)	(69,752)
Balance at Jun. 30, 2026	$ 199		590,788		(518,519)	72,468
Balance (in Shares) at Jun. 30, 2026	70,061,338
Balance at Mar. 31, 2026	$ 198		589,142		(463,032)	126,308
Balance (in Shares) at Mar. 31, 2026	69,600,783
Issuance of ordinary shares upon exercise of RSUs		[1]
Issuance of ordinary shares upon exercise of RSUs (in Shares)	10,555
Issuance of ordinary shares per settlement with a shareholder	$ 1		777			778
Issuance of ordinary shares per settlement with a shareholder (in Shares)	450,000
Share-based compensation			869			869
Net loss for the period					(55,487)	(55,487)
Balance at Jun. 30, 2026	$ 199		$ 590,788		$ (518,519)	$ 72,468
Balance (in Shares) at Jun. 30, 2026	70,061,338

[1]	Less than $1.